Employee Benefits (Tables)	12 Months Ended
Mar. 31, 2020
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Changes in Present Value of Defined Benefit Obligations and Fair Value of Plan Assets
The changes in present value of defined benefit obligations and fair value of plan assets of the Company and certain of its consolidated subsidiaries for the years ended March 31, 2019 and 2020 are as follows:

	Yen (millions)
	2019		2020
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Present value of defined benefit obligations:
Balance at beginning of year	¥1,331,475	¥1,042,753	¥1,366,380	¥1,086,438

Current service cost	36,300	29,133	36,331	29,063
Past service cost	—	338	—	(2,254)
Interest cost	9,535	39,547	7,581	35,635
Plan participants’ contributions	—	1,903	—	1,524
Remeasurements:
Changes in demographic assumptions	(25,360)	(3,648)	(6,476)	(5,990)
Changes in financial assumptions	34,655	36,157	157	70,892
Other	21,981	8,943	159	14,791
Benefits paid	(42,206)	(96,801)	(47,088)	(45,504)
Exchange differences on translating foreign operations	—	28,113	—	(40,684)

Balance at end of year	¥1,366,380	¥1,086,438	¥1,357,044	¥1,143,911

Fair value of plan assets:
Balance at beginning of year	¥1,219,073	¥807,528	¥1,244,530	¥860,858

Interest income	8,807	30,553	6,967	28,682
Actual return on plan assets, excluding interest income	34,142	10,489	(42,333)	(10,503)
Employer contributions	22,109	87,803	22,168	50,926
Plan participants’ contributions	—	1,903	—	1,524
Benefits paid	(39,601)	(96,801)	(43,451)	(45,504)
Exchange differences on translating foreign operations	—	19,383	—	(37,480)

Balance at end of year	¥1,244,530	¥860,858	¥1,187,881	¥848,503

Net defined benefit liabilities	¥121,850	¥225,580	¥169,163	¥295,408

Fair Value of Japanese and Foreign Pension Plan Assets By Asset Category
The fair value of the Japanese and foreign pension plan assets by asset category as of March 31, 2019 and 2020 is as follows:
As of March 31, 2019

	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and cash equivalents	¥9,207	¥—	¥9,207	¥36,373	¥—	¥36,373
Equity securities:
Japan	32,885	1	32,886	13,970	—	13,970
United States	234,226	—	234,226	94,332	—	94,332
Other	231,162	242	231,404	112,403	4,614	117,017
Debt securities:
Japan	71,487	—	71,487	—	433	433
United States	3,036	143,673	146,709	—	119,942	119,942
Other	181,728	47,845	229,573	—	10,910	10,910
Group annuity insurance:
General accounts	—	34,663	34,663	—	—	—
Separate accounts	—	16,569	16,569	—	—	—
Pooled funds:
Real estate funds	—	—	—	—	53,100	53,100
Private equity funds	—	—	—	—	91,264	91,264
Hedge funds	—	116,183	116,183	—	61,520	61,520
Commingled and other mutual funds	3,859	111,914	115,773	8,882	238,504	247,386
Other	32	5,818	5,850	(1,447)	16,058	14,611

Total	¥767,622	¥476,908	¥1,244,530	¥264,513	¥596,345	¥860,858

As of March 31, 2020
	Yen (millions)
	Japanese plans			Foreign plans
	Market price in active market			Market price in active market
	Quoted	Unquoted	Total	Quoted	Unquoted	Total
Cash and cash equivalents	¥7,033	¥—	¥7,033	¥25,202	¥—	¥25,202
Equity securities:
Japan	29,153	—	29,153	8,673	—	8,673
United States	188,020	—	188,020	60,026	—	60,026
Other	196,401	72	196,473	66,798	—	66,798
Debt securities:
Japan	75,526	—	75,526	—	389	389
United States	4,495	156,356	160,851	—	123,331	123,331
Other	168,800	55,601	224,401	—	10,129	10,129
Group annuity insurance:
General accounts	—	36,991	36,991	—	—	—
Separate accounts	—	15,961	15,961	—	—	—
Pooled funds:
Real estate funds	—	122	122	—	55,802	55,802
Private equity funds	—	—	—	—	107,319	107,319
Hedge funds	—	117,841	117,841	—	49,198	49,198
Commingled and other mutual funds	4,476	129,594	134,070	8,151	313,289	321,440
Other	314	1,125	1,439	524	19,672	20,196

Total	¥674,218	¥513,663	¥1,187,881	¥169,374	¥679,129	¥848,503

Significant Actuarial Assumptions Used to Determine Present Value of Defined Benefit Obligations
The significant actuarial assumptions used to determine the present value of defined benefit obligations as of March 31, 2019 and 2020 are as follows:

	2019		2020
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Discount rate	0.6%	2.5 - 3.9%	0.6%	2.5 - 3.8%
Rate of salary increase	1.6%	2.5 - 3.0%	1.6%	2.0 - 2.8%

Effects on Defined Benefit Obligations Due to Increase or Decrease in Discount Rate
The effects on defined benefit obligations of 0.5% increase or decrease in the discount rate as of March 31, 2019 and 2020 are as follows:

Yen (millions)
	2019		2020
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
0.5% decrease	¥114,468 increase	¥102,878 increase	¥110,540 increase	¥103,305 increase
0.5% increase	¥101,281 decrease	¥90,659 decrease	¥97,949 decrease	¥91,314 decrease

Weighted Average Duration of Defined Benefit Obligations
The weighted average duration of defined benefit obligations as of March 31, 2019 and 2020 are as follows:

	2019		2020
	Japanese plans	Foreign plans	Japanese plans	Foreign plans
Weighted average duration of defined benefit obligations	16 years	17 years	15 years	16 years

Personnel Expenses Included in Consolidated Statements of Income
Personnel expenses included in the consolidated statements of income for the years ended March 31, 2018, 2019 and 2020 are as follows:

	Yen (millions)
	2018	2019	2020
Personnel expenses	¥1,576,012	¥1,634,785	¥1,605,553